Note 6 - Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance		$ 116,243	$ 152,812
Prepaid - other		46,471	68,906
Vendor deposits		117,352	95,792
	$ 315,377	$ 280,066	$ 317,510